Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Cash Flows From Discontinued Operations [Abstract]
Net cash flows used in operating activities	$ (54.5)	$ (150.3)
Net cash flows from (used in) investing activities	20.5	(21.7)
Net cash flows from financing activities	34.4	179.2
Net cash flows from discontinued operations	$ 0.4	$ 7.2